Other Receivables - Schedule of Other Receivables (Details) (Huale Group Co.Limited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Security deposit				$ 2,871
Value Added Tax Receivables	$ 17,797	29,477		60,946
Deposit	65,779	65,046		56,251
Others	12,394	1,730		14,044
Other receivables	$ 95,970	$ 96,253		134,112
Huale Group Co., Ltd ("HGL") [Member]
Security deposit				2,871
Value Added Tax Receivables			65,682	60,946
Deposit			60,071	56,251
Others			34,152	14,044
Other receivables			$ 159,905	$ 134,112